Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Inventory	$ 60,383	$ 0
Inventories expensed to cost of revenue	$ 105,829	$ 9,926	$ 0